Shareholder Report, Holdings (Details) - C000032270	Dec. 31, 2024
Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.30%
NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
salesforce.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Software
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Industrial Conglomerates
Holdings [Line Items]
Percent of Net Asset Value	4.90%
IT Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Beverages
Holdings [Line Items]
Percent of Net Asset Value	8.80%